Note 6 - Long-Term Debt	12 Months Ended
Dec. 30, 2012
Long-term Debt [Text Block]
6. LONG-TERM DEBT

Long-term debt consists of the following obligations:

	December 30	December 25
	2012	2011
Note payable - $37.0 million term loan; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Scheduled monthly principal payments are approximately $440,476 plus accrued interest through maturity in September 2017. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	$35,678,572	$-

Note payable - $10.0 million development line of credit; payable to RBS with a senior lien on all the Company’s personal property and fixtures. Interest is charged based on one-month LIBOR plus an applicable margin, which ranges from 2.5% to 3.7%, depending on the lease adjusted leverage ratio defined in the terms of the agreement. The rate at December 30, 2012 was approximately 3.61%.	7,015,555	-

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $113,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 7.1%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	7,326,128

Note payable to a bank secured by a senior mortgage on the Brandon Property and a personal guaranty. Scheduled monthly principal and interest payments are approximately $8,000 through maturity in June 2030, at which point a balloon payment of $413,550 is due. Interest is charged based on a fixed rate of 6.7%, per annum, through June 2017, at which point the rate will adjust to the U.S. Treasury Securities Rate plus 4.0% (and every seven years thereafter).	1,102,539	1,122,413

Note payable to a bank secured by a junior mortgage on the Brandon Property. Matures in 2030 and requires monthly principal and interest installments of approximately $6,300 until maturity. Interest is charged at a rate of 3.6% per annum.	848,903	882,769

Note payable to a bank, secured by a senior lien on all company assets. Scheduled interest payments are charged at a rate of 3.0% over the one-month LIBOR. The monthly interest payment approximates $6,500. The note will mature in May 2017. The DLOC includes a carrying cost of 0.3% per year of any available but undrawn amounts. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,030,052

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $19,500 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 5.9%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,195,853

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $40,000 through maturity in May 2017. Interest is charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	2,602,375

Note payable to a bank secured by a senior lien on all company assets. Scheduled monthly principal and interest payments are approximately $24,500 through maturity in May 2017. Interest was charged based on a swap arrangement designed to yield a fixed annual rate of 6.4%. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	1,676,000

Unsecured note payable that matures in August 2013 and requires monthly principal and interest installments of approximately $2,200, with the balance due at maturity. Interest is 7.0% per annum. This note was repaid in full in conjunction with the $16.0 million term loan effective April 2, 2012; refer below for further details.	-	231,940

Note payable to Ford Credit secured by a vehicle to be used in the operation of the business. This is an interest-free loan under a promotional 0% rate. Scheduled monthly principal payments are approximately $430. The note matures in April 2013.	1,716	6,864

Notes payable – variable interest entity. Note payable to a bank secured by a senior mortgage on the property located at 15745 Fifteen Mile Road, Clinton Township, Michigan 48035, a DRH corporate guaranty, and a personal guaranty. Scheduled monthly principal and interest payments are approximately $12,500 through maturity in 2025. Interest is charged at a rate of 4.0% over the one-month LIBOR. This note was repaid in full in conjunction with the September 2012 Term Loan effective September 25; refer below for further details.	-	1,229,439

Note payable — related parties (Note 5). These notes were repaid in full in conjunction with the April 2012 Term Loan; refer below for further details.	-	2,504,657

Total long-term debt	44,647,285	19,808,490

Less current portion (includes VIE debt of $0 and $89,414, respectively)	(6,095,684)	(2,967,135)

Long-term debt, net of current portion	$38,551,601	$16,841,355

On April 2, 2012, the Company entered into a $16.0 million senior secured term loan (“April 2012 Term Loan”), secured by a senior lien on all Company assets. The Company used approximately $15.7 million of the April 2012 Term Loan to repay substantially all of its previously outstanding senior debt and related interest rate swap liabilities and the remaining $0.3 million for working capital. The April 2012 Term Loan was for a term of seven years and bore interest at one-month LIBOR plus an applicable margin (as defined in the agreement) which ranged from 2.5% to 3.4%, depending on the Company’s lease adjusted leverage ratio. Principal and interest payments on the April 2012 Term Loan were to be amortized over seven years, with monthly principal payments of approximately $191,000 plus accrued interest.  The April 2012 Term Loan was paid off in conjunction with the September 2012 $37.0 million term loan discussed below.

On September 25, 2012, the Company entered into a senior secured credit facility with RBS (the “Senior Secured Credit Facility”) which consists of a $37.0 million term loan (the “September 2012 Term Loan”), a $10.0 million development line of credit (the “$10M DLOC”), and a $1.0 million revolving line of credit (the “$1M RLOC”).  The Company immediately used approximately $15.2 million of the September 2012 Term Loan to refinance existing outstanding debt with RBS and used approximately $3.3 million of the September 2012 Term Loan to refinance and term out the outstanding balance of the existing development line of credit loan between the Company and RBS.  Additionally, on September 25, 2012, approximately $14.7 million of the September 2012 Term Loan was used to complete the acquisition of the Indiana and Illinois Entities (with rights to develop another restaurant in Indiana) and approximately $2.5 million of the September 2012 Term Loan was used to purchase 100.0% of the membership interests in Ansley Group, LLC, as described in Note 2. The remaining balance of the September 2012 Term Loan, approximately $1.3 million, was used to pay the fees, costs, and expenses associated with either the above acquisitions or arising in connection with the closing of the loans constituting the Senior Secured Credit Facility.  There were no outstanding borrowings on the $1M RLOC at December 30, 2012.

The Company’s evaluation of the April 2012 and September 2012 debt refinancings concluded that the terms of the debt were not substantially modified.

Scheduled principal maturities of long-term debt for the next five calendar years, and thereafter, are summarized as follows:

Year	Amount

2013	$6,095,684
2014	6,347,310
2015	6,350,250
2016	6,353,150
2017	17,861,622
Thereafter	1,639,269

Total	$44,647,285

Interest expense was $1.3 million and $1.1 million (including related party interest expense of $52,724 and $202,873) for the years ended December 30, 2012 and December 25, 2011, respectively.

The above agreements contain various customary financial covenants generally based on the performance of the specific borrowing entity and other related entities. The more significant covenants consist of a minimum debt service coverage ratio and a maximum lease adjusted leverage ratio, both of which we are in compliance with as of December 30, 2012.

At December 25, 2011, the Company had three interest rate swap agreements to fix interest rates on a portion of the Company’s portfolio of variable rate debt.  The notional amounts on the swaps combined were $11.1 million as of December 25, 2011 and were to amortize down to $0 through their maturity in May 2017.  Under the swap agreements, the Company paid a fixed rate of 3.1% (notional amount of $7.3 million), 1.9% (notional amount of $1.2 million), and 2.4% (notional amount of $2.6 million), respectively.  The Company received interest at the one-month LIBOR under all three agreements. These interest rate swaps did not qualify for hedge accounting and had a fair value of $613,999 at December 25, 2011. In conjunction with the April 2012 Term Loan, these swaps were terminated and the outstanding fair value liability on April 2, 2012 of $657,359 was rolled into the April 2012 Term Loan balance.

At December 30, 2012, the Company has two interest rate swap agreements to fix a portion of the interest rates on its variable rate. Both of the swap agreements were entered into in 2012 and qualify for hedge accounting. The swap agreements have a combined notional amount of $20.3 million at December 30, 2012, which will amortize to $0 by April 2019. Under the swap agreements, the Company pays a fixed rate of 1.4% (notional amount of $14.5 million) and 0.9% (notional amount of $5.8 million) and receives interest at the one-month LIBOR. The fair value of these swap agreements was $430,751 at December 30, 2012. Since these swap agreements qualify for hedge accounting, the changes in fair value are recorded in Other Comprehensive Income (Loss), net of tax.